Accounting Changes (Details) - Dec. 31, 2014 - New Accounting Pronouncement, Early Adoption, Effect [Member] CAD in Thousands, $ in Thousands	USD ($)	CAD
New Accounting Pronouncement, Early Adoption [Line Items]
Reduction in current deferred income tax assets	$ 3,556
Reduction in current deferred income tax liabilities	398
Long-term Debt [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Debt issuance costs	1,486	CAD 1,964
Other Assets [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Debt issuance costs	$ (1,486)	CAD (1,964)